Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Current assets:
Cash and cash equivalents		$ 27,875	$ 4,756
Short-term investments			25,999
Accounts receivable, net		25,045	12,154
Prepaids and other current assets		5,906	15,806
Total current assets		58,826	58,715
Property and equipment, net		522	708
Goodwill		7,816	7,535
Intangible assets, net		1,056	1,120
Operating lease right-of-use assets		777	890
Other noncurrent assets		1,738	1,006
Total assets		70,735	69,974
Current liabilities:
Accounts payable		6,381	3,267
Accrued expenses		6,224	8,902
Operating lease liabilities		509	496
Long-term debt, current		16,053	122
Deferred revenue		29,106	26,236
Total current liabilities		58,273	39,023
Long-term debt, net of current			14,622
Operating lease liabilities, net of current		303	433
Deferred revenue, net of current		16,578	5,321
Warrant liabilities		6,235	1,749
Deferred tax liability		174
Total liabilities		81,563	61,148
Commitments and contingencies
Convertible preferred shares			206,969
Stockholders' equity (deficit):
Ordinary shares		664
Additional paid-in-capital		211,465	11,482
Accumulated deficit		(213,362)	(200,320)
Accumulated other comprehensive income (loss)		(9,595)	(9,305)
Total stockholders' equity (deficit)		(10,828)	(198,143)	$ (152,706)
Total liabilities, convertible preferred shares and stockholders' equity (deficit)		$ 70,735	69,974
MARIADB CORPORATION AB [Member]
Current assets:
Cash and cash equivalents			4,756	6,907
Short-term investments			25,999
Accounts receivable, net			12,154	11,692
Prepaids and other current assets			15,806	4,676
Total current assets			58,715	23,275
Property and equipment, net			708	926
Goodwill			7,535	4,649
Intangible assets, net			1,120	706
Operating lease right-of-use assets			890	1,645
Other noncurrent assets			1,006	472
Total assets			69,974	31,673
Current liabilities:
Accounts payable			3,267	1,938
Accrued expenses			8,902	6,774
Operating lease liabilities			496	658
Long-term debt, current			122	11,723
Deferred revenue			26,236	25,091
Total current liabilities			39,023	46,184
Long-term debt, net of current			14,622	17,513
Operating lease liabilities, net of current			433	1,035
Deferred revenue, net of current			5,321	8,118
Warrant liabilities			1,749	5,303
Total liabilities			61,148	78,153
Commitments and contingencies
Convertible preferred shares	[1]		206,969	106,226
Stockholders' equity (deficit):
Ordinary shares			0	0
Additional paid-in-capital			11,482	6,440
Accumulated deficit			(200,320)	(151,669)
Accumulated other comprehensive income (loss)			(9,305)	(7,477)
Total stockholders' equity (deficit)			(198,143)	(152,706)
Total liabilities, convertible preferred shares and stockholders' equity (deficit)			$ 69,974	$ 31,673

[1]	The carrying value reflects the gross proceeds received from the sale of the preferred shares net of issuance costs and the fair value at issuance of preferred shares warrants classified as a liability.